Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.4%
Entertainment — 1.1%
Caesars Entertainment, Inc.*	38,783	$1,025,035
Healthcare Services — 0.7%
PACS Group, Inc.*	19,587	629,134
Lodging — 0.6%
Boyd Gaming Corp.	6,461	530,965
TOTAL COMMON STOCKS (Cost $2,626,003)		2,185,134

REAL ESTATE INVESTMENT TRUSTS — 97.6%
Apartments — 6.5%
Equity Residential	17,686	1,046,127
Essex Property Trust, Inc.	9,858	2,385,636
Invitation Homes, Inc.	62,201	1,545,695
UDR, Inc.	29,753	1,005,056
		5,982,514
Diversified — 32.8%
American Tower Corp.	24,022	4,145,717
Crown Castle, Inc.	55,544	4,516,283
Digital Realty Trust, Inc.	47,307	8,525,194
Equinix, Inc.	5,988	5,869,677
Gaming and Leisure Properties, Inc.	15,564	690,575
Lamar Advertising Co., Class A	3,516	445,336
Outfront Media, Inc.	26,461	701,216
SBA Communications Corp.	18,806	3,236,701
Weyerhaeuser Co.	76,548	1,870,068
		30,000,767
Healthcare — 18.4%
CareTrust REIT, Inc.	18,550	679,858
Healthcare Realty Trust, Inc.	109,011	1,852,097
Omega Healthcare Investors, Inc.	18,264	800,328
Ventas, Inc.	22,356	1,828,274
Welltower, Inc.	59,248	11,713,922
		16,874,479
Hotels & Resorts — 2.5%
Host Hotels & Resorts, Inc.	118,332	2,267,241
Industrial — 6.9%
EastGroup Properties, Inc.	8,589	1,589,738
Prologis, Inc.	35,434	4,683,666
		6,273,404
Manufactured Homes — 3.9%
Equity LifeStyle Properties, Inc.	11,536	720,077
Sun Communities, Inc.	22,836	2,876,423
		3,596,500
Office Property — 3.6%
BXP, Inc.	33,323	1,729,464
Highwoods Properties, Inc.	40,844	874,470
Hudson Pacific Properties, Inc.*	13,802	81,570
Kilroy Realty Corp.	307	8,660
SL Green Realty Corp.	15,831	584,797
		3,278,961
	Number of Shares	Value†

Regional Malls — 1.9%
Simon Property Group, Inc.	9,118	$1,700,781
Single Tenant — 6.4%
Agree Realty Corp.	46,082	3,473,661
Essential Properties Realty Trust, Inc.	28,859	876,159
Realty Income Corp.	24,217	1,481,596
		5,831,416
Storage & Warehousing — 10.5%
Extra Space Storage, Inc.	30,689	4,024,249
Iron Mountain, Inc.	35,118	3,586,952
Public Storage	7,472	2,024,015
		9,635,216
Strip Centers — 4.2%
Kimco Realty Corp.	104,124	2,339,666
Kite Realty Group Trust	60,286	1,480,022
		3,819,688
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $84,168,712)		89,260,967

WARRANTS — 0.2%
Hudson Pacific Properties, Inc. Expiration Date 06/13/27* (Cost $376,985)	24,259	141,672

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $842,919)	842,919	842,919
TOTAL INVESTMENTS — 101.1% (Cost $88,014,619)		$92,430,692
Other Assets & Liabilities — (1.1)%		(994,780)
TOTAL NET ASSETS — 100.0%		$91,435,912

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

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